Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 21	$ 74,766	$ (26,631)	$ 48,156
Balance, shares at Dec. 31, 2017	20,877,893
Net loss			(653)	(653)
Balance at Jun. 30, 2018	$ 21	74,766	(27,284)	47,503
Balance, shares at Jun. 30, 2018	20,877,893
Balance at Dec. 31, 2018	$ 21	74,767	(34,845)	39,943
Balance, shares at Dec. 31, 2018	21,060,190
Net result from the issuance of common stock		(8)		(8)
Net result from the issuance of common stock, shares	28,349
Net loss			(3,937)	(3,937)
Balance at Jun. 30, 2019	$ 21	$ 74,759	$ (38,782)	$ 35,998
Balance, shares at Jun. 30, 2019	21,088,539